Current and long-term debt - 2021 $21.0 million Credit Facilitt (Details) - USD ($)	1 Months Ended
	Feb. 28, 2021	Jun. 30, 2021	Mar. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 458,600,000
2021 $21.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 21,000,000	$ 21,000,000.0
Periodic borrowing payment, amount	$ 600,000
Ratio of net debt to total capitalization (greater than)	60.00%
Tangible net worth (no less than)	$ 1,000,000,000
Percent of consolidated net income for each fiscal quarter	25.00%
Percent of new equity offerings	50.00%
Minimum liquidity (not less than)	$ 25,000,000
Minimum liquidity per owned vessel	500,000
Minimum liquidity per each time chartered-in vessel	$ 250,000
Minimum aggregate fair market value of vessels provided for collateral	140.00%
2021 $21.0 Million Credit Facility | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.65%
2021 $21.0 Million Credit Facility | KEXIM Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 21,000,000
Repayments of non-current borrowings	$ 15,900,000
2021 CMBFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Ratio of net debt to total capitalization (greater than)			60.00%
Tangible net worth (no less than)			$ 1,000,000,000
Percent of consolidated net income for each fiscal quarter			25.00%
Percent of new equity offerings			50.00%
Minimum liquidity (not less than)			$ 25,000,000
Minimum liquidity per owned vessel			500,000
Minimum liquidity per each time chartered-in vessel			$ 250,000
Minimum aggregate fair market value of vessels provided for collateral			120.00%